UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21652
                                      ------------------------------------------

                     Fiduciary/Claymore MLP Opportunity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  2455 Corporate West Drive, Lisle, IL                                   60532
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: November 30
                         --------------------

Date of reporting period: February 28, 2009
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         Attached hereto.

FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2009 (UNAUDITED)

NUMBER OF SHARES                                                                               VALUE
----------------------------------------------------------------------------------------------------
                      MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES - 124.7%
                      COAL - 3.5%

           401,104    Alliance Holdings GP, L.P.                                    $      5,948,372
            30,900    Alliance Resource Partners L.P.                                        817,923
         1,145,621    Clearwater Natural Resources, L.P.
                      (Acquired 08/01/05 and 10/02/06, Cost $22,912,423) (a) (b) (c) (d)           -
               123    Clearwater GP Holding Co.
                      (Acquired 02/29/08, Cost $192,961) (a) (b) (c) (d)                           -
            38,300    Natural Resource Partners, L.P.                                        793,959
                                                                                    ----------------
                                                                                           7,560,254
                                                                                    ----------------

                      CONSUMER DISCRETIONARY - 0.8%

           162,680    StoneMor Partners, L.P.                                              1,742,303
                                                                                    ----------------


                      MIDSTREAM GAS INFRASTRUCTURE - 45.0%

           328,807    Boardwalk Pipeline Partners L.P.                                     6,937,828
           956,417    Copano Energy, L.L.C. (e)                                           13,600,250
           190,000    Copano Energy, L.L.C., Unregistered Series D Units
                      (Acquired 03/14/08, Cost $4,987,500) (a) (b) (c)                     2,412,018
           387,534    Crosstex Energy, L.P., Senior Subordinated Series D Units
                      (Acquired 03/23/07, Cost $10,050,005) (a) (b) (c)                    1,331,615
           586,915    DCP Midstream Partners, L.P.                                         6,326,944
           521,754    El Paso Pipeline Partners, L.P.                                      9,198,523
           499,278    Energy Transfer Equity L.P.                                          9,800,827
           239,612    Energy Transfer Partners, L.P. (e)                                   8,676,351
         1,001,767    Enterprise Products Partners, L.P.                                  21,618,132
           251,451    Hiland Partners, L.P.                                                1,865,766
           166,000    ONEOK Partners L.P.                                                  7,033,420
            49,060    Spectra Energy Partners, L.P.                                        1,088,151
            81,400    TC Pipelines L.P.                                                    2,105,818
           215,690    Western Gas Partners, L.P.                                           3,164,172
            38,300    Williams Partners, L.P.                                                419,385
            86,535    Williams Pipeline Partners, L.P.                                     1,372,445
                                                                                    ----------------
                                                                                          96,951,645
                                                                                    ----------------

                      MIDSTREAM OIL INFRASTRUCTURE - 59.3%

           484,552    Enbridge Energy Partners, L.P. (e)                                  13,795,195
           274,225    Genesis Energy, L.P.                                                 2,769,672
           215,415    Global Partners, L.P.                                                2,304,941
           354,900    Holly Energy Partners, L.P.                                          9,042,852
           528,176    Kinder Morgan Management, L.L.C. (f)                                22,035,503
           304,500    Magellan Midstream Holdings L.P.                                     4,847,640
           802,529    Magellan Midstream Partners, L.P. (e)                               25,520,422
           232,210    NuStar Energy L.P.                                                  10,714,169
           523,856    Plains All American Pipeline, L.P. (e)                              20,189,410
           116,600    Sunoco Logistics Partners L.P.                                       6,411,834
           445,445    TEPPCO Partners, L.P. (e)                                           10,138,328
                                                                                    ----------------
                                                                                         127,769,966
                                                                                    ----------------

                      OIL AND GAS PRODUCTION - 6.3%

           363,512    Abraxas Petroleum Corp. (c)  (e)                                       308,985
           529,751    Abraxas Energy Partners, L.P. (Acquired 05/25/07,
                      Cost $7,406,661) (a) (b)                                             3,607,604
           644,188    BreitBurn Energy Partners, L.P.                                      4,026,175
           324,342    EV Energy Partner, L.P.                                              4,787,288
             8,000    Exterran Partners L.P.                                                  98,000
            54,796    Pioneer Southwest Energy Partners, L.P.                                848,242
                                                                                    ----------------
                                                                                          13,676,294
                                                                                    ----------------

                      PROPANE - 9.8%

           524,400    Inergy Holdings, L.P.                                               14,620,272
           288,931    Inergy, L.P.                                                         6,506,726
                                                                                    ----------------
                                                                                          21,126,998
                                                                                    ----------------

                      TOTAL MASTER LIMITED PARTNERSHIPS AND MLP AFFILIATES

                      (Cost $309,957,261)                                                268,827,460
                                                                                    ----------------

                      INCENTIVE DISTRIBUTION RIGHTS - 0.0%

                43    Clearwater Natural Resources, L.P. (Acquired 08/01/05,
                      Cost $0) (a) (b) (c) (d)                                                     -
                                                                                    ----------------

                      WARRANTS - 0.0%

           114,230    Abraxas Petroleum Corp. (Acquired 5/25/07, Cost $0)
                      (a) (b) (c)                                                             11,437
             9,499    Clearwater Natural Resouces, L.P. (Acquired 1/13/09,
                      Cost $0) (a) (b) (c) (d)                                                     -
                                                                                    ----------------
                                                                                              11,437
                                                                                    ----------------

  PRINCIPAL AMOUNT

                      TERM LOANS - 0.2%

      $  1,237,397    Clearwater Subordinate Note 10.314%, 12/03/09, NR
                      (Acquired 07/08/08, 08/06/08, 09/29/08 and 01/09/09,
                      Cost $1,237,397) (a) (b) (c) (d) (f) (g)                               433,089
                                                                                    ----------------

  NUMBER OF SHARES    SHORT TERM INVESTMENTS - 1.2%
                      MONEY MARKET FUND - 1.2%

         2,616,358    Dreyfus Treasury & Agency Cash Management - Investor Shares
                      (Cost $2,616,358)                                                    2,616,358
                                                                                    ----------------

                      TOTAL INVESTMENTS - 126.1%
                      (Cost $313,811,016)                                                271,888,344
                      Borrowings Outstanding - (33.5% of Net Assets or 26.6% of
                      Total Investments)                                                 (72,262,708)
                      Other Assets in excess of Liabilities - 7.4%                        15,921,075
                                                                                    ----------------
                      NET ASSETS  - 100.0%                                          $    215,546,711
                                                                                    ================
--------------------------------------------------------------------------------
L.L.C. Limited Liability Company

L.P.   Limited Partnership

MLP    Master Limited Partnership

NR Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poor's.

(a) Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, restricted securities aggregate market value amounted to $7,795,763 or 3.6% of net assets.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $7,795,763 which represents 3.6% of net assets.

(c)    Non-income producing security.

(d)    Company has filed for protection in federal bankruptcy court.

(e) All or a portion of these securities have been physically segregated in connection with swap agreements.

(f)    While non-income producing, security makes regular in-kind distributions.

(g)    Floating rate security. The rate shown is as of February 28, 2009.

                         Country Allocation*
                         ------------------------------------------------------
                         United States                                    100.0%

                     *   Subject to change daily. Based on total investments.

See previously submitted Notes to Financial Statements for the period ended
November 30, 2008.

Interest Rate Swap Agreements


                                                                                                  Unrealized
                                  Termination   Notional                                       Appreciation/
Counterparty                           Date    Amount (000)   Fixed Rate     Floating Rate     (Depreciation)
-------------------------------------------------------------------------------------------------------------

Merrill Lynch                     1/30/2011     $ 30,000         3.05%      1 - Month LIBOR    $ (1,030,432)
Merrill Lynch                     1/30/2013     $ 30,000         3.49%      1 - Month LIBOR      (1,506,338)
Morgan Stanley                     2/7/2011     $ 30,000         2.92%      1 - Month LIBOR        (949,625)
Morgan Stanley                    3/19/2013     $ 30,000         3.13%      1 - Month LIBOR      (1,443,157)
                                                                                               -------------
                                                                                               $ (4,929,552)
                                                                                               =============

For each swap noted, the Fund is obligated to pay the fixed rate and entitled to receive the floating rate.

Restricted Securities


                                                                                           Value Per Share at
                                       Date of                                 Fair Market  Acquisition Date      2/28/2009
Security                              Acquisition    Shares     Current Cost     Value      (unrestricted)***       Price
----------------------------------------------------------------------------------------------------------------------------

Abraxas Energy Partners, L.P.          5/25/2007      529,751   $ 7,406,661   $ 3,607,604      $    16.66        $   6.81
Abraxas Petroleum Corp.*               5/25/2007      114,230   $         -   $    11,437      $        -        $ 0.1001
Clearwater GP Holding Co.              2/29/2008          123   $   192,961   $         -      $ 1,252.03        $      -
Clearwater Natural Resources, L.P.*    1/13/2009        9,499   $         -   $         -      $        -        $      -
Clearwater Natural Resources, L.P.**    8/1/2005           43   $         -   $         -      $        -        $      -
Clearwater Natural Resources, L.P.      8/1/2005      892,857   $17,857,143   $         -      $        -        $      -
Clearwater Natural Resources, L.P.     10/2/2006      252,764   $ 5,055,280   $         -      $        -        $      -
Clearwater Subordinate Note             7/8/2008      212,000   $   212,000   $    74,200      $   100.00        $  35.00
Clearwater Subordinate Note             8/6/2008      212,000   $   212,000   $    74,200      $   100.00        $  35.00
Clearwater Subordinate Note            9/29/2008      759,880   $   759,880   $   265,958      $   100.00        $  35.00
Clearwater Subordinate Note             1/9/2009       53,517   $    53,517   $    18,731      $    35.00        $  35.00
Copano Energy, L.L.C., Unregistered
 Series D Units                        3/14/2008      190,000   $ 4,987,500   $ 2,412,018      $    34.05        $  12.69
Crosstex Energy, L.P., Senior
 Subordinated Series D Units           3/23/2007      387,534   $10,050,005   $ 1,331,615      $    34.65        $   3.44
                                                                --------------------------
Total                                                           $46,786,947   $ 7,795,763
                                                                --------------------------


*   Warrants
**  Incentive Distribution Rights
*** Valuation of unrestricted common stock on the acquisition date of the restricted shares

------------------------------------------------------------------------------

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of February 28, 2009 were as follows:


Description                       Securities   Derivatives     Total
                                  -----------  -----------   -----------
(value in $000s)
Assets
Level 1                            $ 264,092    $       -    $  264,092
Level 2                                3,744            -         3,744
Level 3                                4,052            -         4,052

                                  -----------  -----------  ------------
Total                              $ 271,888    $       -    $  271,888
                                  ===========  ===========  ============

Liabilities
Level 1                            $       -    $       -    $        -
Level 2                                    -        4,930         4,930
Level 3                                    -            -             -

                                  -----------  -----------  ------------
Total                              $       -    $   4,930    $    4,930
                                  ===========  ===========  ============

Level 3 holdings                  Securities   Derivatives     Total
                                  -----------  -------------------------
Beginning Balance at 11/30/08      $  21,577    $       -    $   21,577
Total Realized Gain/Loss                   -            -             -
Change in Unrealized Gain/Loss       (17,578)           -       (17,578)
Net Purchases and Sales                   53            -            53
Net Transfers In/Out                       -            -             -
                                  -----------  -----------  ------------
Ending Balance at 2/28/09          $   4,052    $       -    $    4,052
                                  ===========  ===========  ============


ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fiduciary/Claymore MLP Opportunity Fund
             ---------------------------------------

By:      /s/ J. Thomas Futrell
   ---------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    April 24, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ J. Thomas Futrell
   ---------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    April 24, 2009

By:      /s/ Steven M. Hill
   ---------------------------------------------------------------------

Name:    Steven M. Hill

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    April 24, 2009